Goodwill and Other Intangible Assets	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS
The following table presents the balance of each major class of indefinite-lived intangible asset at the specified dates:

	September 30,
	2012	2011
	(in thousands)
Pawn licenses	$8,836	$8,836
Trade name	9,845	4,870
Goodwill	374,663	173,206
Total	$393,344	$186,912

The following table presents the changes in the carrying value of goodwill, by segment, for the fiscal years ended September 30, 2012 and 2011:

	U.S, &	Latin	Other
	Canada	America	International	Consolidated
		(in thousands)
Balances at September 30, 2010	$110,255	$7,050	$—	$117,305
Acquisitions	53,642	3,148	—	56,790
Effect of foreign currency translation changes	—	(889)	—	(889)
Balances at September 30, 2011	163,897	9,309	—	173,206
Acquisitions	60,409	99,486	39,338	199,233
Effect of foreign currency translation changes	—	1,606	618	2,224
Balances at September 30, 2012	$224,306	$110,401	$39,956	$374,663

The following table presents the gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset at the specified dates:

	September 30,
	2012			2011
	Carrying Amount	Accumulated Amortization	Net Book Value	Carrying Amount	Accumulated Amortization	Net Book Value
			(in thousands)
Real estate finders’ fees	$1,457	$(590)	$867	$1,157	$(479)	$678
Non-compete agreements	4,504	(3,290)	1,214	3,722	(2,459)	1,263
Favorable lease	1,159	(436)	723	755	(322)	433
Franchise rights	1,625	(102)	1,523	1,547	(32)	1,515
Deferred financing costs	10,584	(3,459)	7,125	2,411	(262)	2,149
Contractual relationship	14,517	(1,075)	13,442	—	—	—
Internally developed software	1,344	(19)	1,325	—	—	—
Other	321	(36)	285	58	(12)	46
Total	$35,511	$(9,007)	$26,504	$9,650	$(3,566)	$6,084

The amortization of most definite-lived intangible assets is recorded as amortization expense. The favorable lease asset and other intangibles are amortized to operations expense (rent expense) over the related lease terms. The deferred financing costs are amortized to interest expense over the life of our credit agreement.
The following table presents the amount and classification of amortization recognized as expense in each of the periods presented:

	Fiscal Year Ended September 30,
	2012	2011	2010
		(in thousands)
Amortization expense in continuing operations	$1,956	$834	$622
Amortization expense in discontinued operations	23	21	9
Operations expense	138	111	129
Interest expense	2,478	615	403
Total expense from the amortization of definite-lived intangible assets	$4,595	$1,581	$1,163

The following table presents our estimate of amortization expense for definite-lived intangible assets:

Fiscal Years Ended September 30,	Amortization Expense	Operations Expense	Interest Expense
		(in thousands)
2013	$2,375	$136	$3,346
2014	2,200	125	1,869
2015	1,927	113	926
2016	1,869	111	984
2017	1,820	111	—

As acquisitions and dispositions occur in the future, amortization expense may vary from these estimates.